Cost Method Investments (Details) - Schedule of Cost Method Investments	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	¥ 171,216,857	$ 23,695,211	¥ 170,639,684
19.0% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	2,037,657	281,995	1,460,484
9.0% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	45,000,000	6,227,684	45,000,000
8.0% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	1,100,000	152,232	1,100,000
6.0% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	600,000	83,036	600,000
5.5% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	600,000	83,036	600,000
5.0% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	51,600,000	7,141,078	51,600,000
4.5% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	200,000	27,679	200,000
4.0% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	8,400,000	1,162,501	8,400,000
3.5% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	1,200,000	166,072	1,200,000
3.0% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	3,900,000	539,733	3,900,000
2.55% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	13,929,200	1,927,704	13,929,200
2.0% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	1,200,000	166,072	1,200,000
1.0% Investment [Member]
Cost Method Investments (Details) - Schedule of Cost Method Investments [Line Items]
Total Cost Method Investment	¥ 41,450,000	$ 5,736,389	¥ 41,450,000